Debt - Summary of Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Oct. 03, 2016
Debt
Total debt outstanding	$ 1,342,484	$ 1,346,320	$ 2,028,993	$ 2,060,700
Debt issuance costs	(20,038)	(21,201)	(34,838)	(43,086)
Term Loan Facility, discount	(1,737)	(1,855)	(3,633)	(4,534)
Short-term debt, including current portion of long-term debt			(60,345)
Long-term debt, net of current portion and debt issuance costs	1,305,364	1,307,919	$ 1,930,177	$ 1,967,735
Weighted average interest rate			6.259%	5.473%
Current Portion of Long-Term Debt	$ (15,345)	$ (15,345)	$ (60,345)	$ (45,345)
Senior Unsecured Notes
Debt
Effective Interest Rate	7.875%	7.875%	7.875%	7.875%	7.875%
Total debt outstanding	$ 500,000	$ 500,000	$ 500,000	$ 500,000	$ 500,000
Term Loan Facility
Debt
Effective Interest Rate	5.294%	5.652%	5.729%	4.70%
Total debt outstanding	$ 842,484	$ 846,320	$ 1,483,993	$ 1,530,700	1,550,000
Debt issuance costs					$ (64,888)
The Revolving Credit Facility 1
Debt
Effective Interest Rate			5.754%
Total debt outstanding			$ 5,000
The Revolving Credit Facility 2
Debt
Effective Interest Rate			5.729%	4.751%
Total debt outstanding			$ 40,000	$ 30,000